Restructuring, Repositioning, And Efficiency (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring, Repositioning, And Efficiency [Abstract]
Schedule Of Restructuring And Repositioning Liability

(Dollars in thousands)	2011		2010		2009

	Expense	Liability	Expense	Liability	Expense	Liability

Beginning balance	$-	$9,108	$-	$15,903	$-	$24,167
Severance and other employee related costs	16,614	16,614	5,638	5,638	5,612	5,612
Facility consolidation costs	1,909	1,909	2,348	2,348	6,511	6,511
Other exit costs, professional fees, and other	108	108	1,468	1,468	322	322

Total accrued	18,631	27,739	9,454	25,357	12,445	36,612

Payments related to:
Severance and other employee related costs		11,464		8,440		9,840
Facility consolidation costs		2,457		3,939		8,868
Other exit costs, professional fees, and other		111		1,394		874
Accrual reversals		1,681		2,476		1,127

Restructuring and repositioning reserve balance		$12,026		$9,108		$15,903

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	-		1,532		548
(Gains)/losses on divestitures	(11,361)		-		9,183
Impairment of premises and equipment	478		4,086		2,873
Impairment of intangible assets	10,100		3,348		16,753
Impairment of other assets	-		267		10,124
Other	9,040		(1,466)		-

Total other restructuring and repositioning expense	8,257		7,767		39,481

Total restructuring and repositioning charges	$26,888		$17,221		$51,926

Schedule Of Cumulative Restructuring And Related Costs

(Dollars in thousands)	Expense

Severance and other employee related costs	$77,796
Facility consolidation costs	40,650
Other exit costs, professional fees, and other	19,054
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	21,175
Net loss on divestitures	1,147
Impairment of premises and equipment	22,375
Impairment of intangible assets	48,231
Impairment of other assets	40,492
Other	7,574

Total restructuring and repositioning charges incurred to date as of December 31, 2011	$286,166